RESTRICTED CASH, CASH AND CASH EQUIVALENTS (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash (current)	€ 415	€ 2,268
Restricted cash (current)	810	0
Cash and cash equivalents	€ 167,068	€ 66,299	€ 80,311	€ 58,657